Prepayments and Other Receivables (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Prepayments and Other Receivables [Abstract]
Prepayments to vendors	$ 1,600,000	$ 143,018	$ 647,746